Financial Information as per operating segments	12 Months Ended
Dec. 31, 2021
Operating segments [Abstract]
Financial Information as per operating segments
Note 6
Financial Information as per operating segments

The Company has defined three Operating segments, essentially defined with respect to its revenues in the geographic areas of commercial activity: 1. Chile, 2. International business and 3.Wine.

These Operating segments mentioned are consistent with the way the Company is managed and how results are reported by CCU. These segments reflect separate operating results which are regularly reviewed by the chief operating decision maker in order to make decisions about the resources to be allocated to the segment and assess its performance.
Operating segment	Products and services
Chile	Beers, non-alcoholic beverages, spirits and SSU.
International Business	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines	Wines, mainly in export markets to more 80 countries.

Corporate revenues and expenses are presented separately within the Other, in addition in the other presents the elimination of transactions between segments.

The Company does not have any customers representing more than 10% of consolidated revenues.

The detail of the segments is presented in the following tables:
a)       Information as per operating segments for the years ended December 31, 2021 and 202
0
:

	Chile		International Business		Wines		Others		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,538,677,522	1,208,196,118	657,839,497	391,125,264	245,271,440	223,273,704	-	-	2,441,788,459	1,822,595,086
Other income	21,328,227	18,300,114	15,022,421	11,403,939	5,138,052	4,240,620	1,435,121	1,053,919	42,923,821	34,998,592
Sales revenue between segments	18,146,164	16,266,638	5,082,733	299,622	11,210,573	7,696,044	(34,439,470)	(24,262,304)	-	-
Net sales	1,578,151,913	1,242,762,870	677,944,651	402,828,825	261,620,065	235,210,368	(33,004,349)	(23,208,385)	2,484,712,280	1,857,593,678
Change %	27.0	-	68.3	-	11.2	-	-	-	33.8	-
Cost of sales	(810,802,559)	(626,099,060)	(341,082,046)	(229,669,229)	(159,494,416)	(139,512,564)	19,819,224	11,244,931	(1,291,559,797)	(984,035,922)
% of Net sales	51.4	50.4	50.3	57.0	61.0	59.3	-	-	52.0	53.0
Gross margin	767,349,354	616,663,810	336,862,605	173,159,596	102,125,649	95,697,804	(13,185,125)	(11,963,454)	1,193,152,483	873,557,756
% of Net sales	48.6	49.6	49.7	43.0	39.0	40.7	-	-	48.0	47.0
MSD&A (1)	(506,891,948)	(443,636,760)	(288,303,183)	(189,421,217)	(69,052,335)	(64,790,758)	(17,929,915)	(6,941,510)	(882,177,381)	(704,790,245)
% of Net sales	32.1	35.7	42.5	47.0	26.4	27.5	-	-	35.5	37.9
Other operating income (expenses)	1,077,090	1,634,543	8,004,833	14,910,793	605,853	622,178	217,971	655,840	9,905,747	17,823,354
Adjusted operating result (2)	261,534,496	174,661,593	56,564,255	(1,350,828)	33,679,167	31,529,224	(30,897,069)	(18,249,124)	320,880,849	186,590,865
Change %	49.7	-	(4,287.4)	-	6.8	-	-	-	72.0	-
% of Net sales	16.6	14.1	8.3	(0.3)	12.9	13.4	-	-	12.9	10.0
Net financial expense	-	-	-	-	-	-	-	-	(21,396,824)	(25,262,920)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	226,026	(8,437,209)
Gains (losses) on exchange differences	-	-	-	-	-	-	-	-	(10,149,345)	2,551,823
Results as per adjustment units	-	-	-	-	-	-	-	-	2,529,298	(429,198)
Other gains (losses)	-	-	-	-	-	-	-	-	9,590,450	(11,410,085)
Income before taxes									301,680,454	143,603,276
Tax income (expense)									(82,629,773)	(35,408,420)
Net income for year									219,050,681	108,194,856
Non-controlling interests									19,887,950	12,042,584
Net income attributable to equity holders of the parent									199,162,731	96,152,272
Depreciation and amortization	73,082,403	70,106,357	34,289,517	25,551,989	12,011,674	11,575,351	4,733,145	2,580,279	124,116,739	109,813,976
ORBDA (3)	334,616,899	244,767,950	90,853,772	24,201,161	45,690,841	43,104,575	(26,163,924)	(15,668,845)	444,997,588	296,404,841
Change %	36.7	-	275.4	-	6.0	-	-	-	50.1	-
% of Net sales	21.2	19.7	13.4	6.0	17.5	18.3	-	-	17.9	16.0

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
b)	Information as per operating segments for the years ended December 31, 2020 and 2019 :

	Chile		International Business		Wines		Others		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,208,196,118	1,134,048,629	391,125,264	452,267,652	223,273,704	203,230,777	-	-	1,822,595,086	1,789,547,058
Other income	18,300,114	16,438,937	11,403,939	11,724,538	4,240,620	3,806,545	1,053,919	1,023,619	34,998,592	32,993,639
Sales revenue between segments	16,266,638	13,816,469	299,622	495,259	7,696,044	5,284,436	(24,262,304)	(19,596,164)	-	-
Net sales	1,242,762,870	1,164,304,035	402,828,825	464,487,449	235,210,368	212,321,758	(23,208,385)	(18,572,545)	1,857,593,678	1,822,540,697
Change %	6.7	-	(13.3)	-	10.8	-	-	-	1.9	-
Cost of sales	(626,099,060)	(540,048,331)	(229,669,229)	(248,880,925)	(139,512,564)	(128,763,785)	11,244,931	9,374,851	(984,035,922)	(908,318,190)
% of Net sales	50.4	46.4	57.0	53.6	59.3	60.6	-	-	53.0	49.8
Gross margin	616,663,810	624,255,704	173,159,596	215,606,524	95,697,804	83,557,973	(11,963,454)	(9,197,694)	873,557,756	914,222,507
% of Net sales	49.6	53.6	43.0	46.4	40.7	39.4	-	-	47.0	50.2
MSD&A (1)	(443,636,760)	(429,093,171)	(189,421,217)	(210,155,693)	(64,790,758)	(55,595,811)	(6,941,510)	(9,726,563)	(704,790,245)	(704,571,238)
% of Net sales	35.7	36.9	47.0	45.2	27.5	26.2	-	-	37.9	38.7
Other operating income (expenses)	1,634,543	5,266,475	14,910,793	14,201,709	622,178	515,019	655,840	1,173,780	17,823,354	21,156,983
Adjusted operating result (2)	174,661,593	200,429,008	(1,350,828)	19,652,540	31,529,224	28,477,181	(18,249,124)	(17,750,477)	186,590,865	230,808,252
Change %	(12.9)	-	(106.9)	-	10.7	-	-	-	(19.2)	-
% of Net sales	14.1	17.2	(.3)	4.2	13.4	13.4	-	-	10.0	12.7
Net financial expense	-	-	-	-	-	-	-	-	(25,262,920)	(14,602,562)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(8,437,209)	(16,431,759)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	2,551,823	(9,054,155)
Results as per adjustment units	-	-	-	-	-	-	-	-	(429,198)	(8,255,001)
Other gains (losses)	-	-	-	-	-	-	-	-	(11,410,085)	3,156,799
Income before taxes									143,603,276	185,621,574
Tax income (expense)									(35,408,420)	(39,975,914)
Net income for year									108,194,856	145,645,660
Non-controlling interests									12,042,584	15,503,968
Net income attributable to equity holders of the parent									96,152,272	130,141,692
Depreciation and amortization	70,106,357	66,301,914	25,551,989	27,077,745	11,575,351	9,826,148	2,580,279	1,815,127	109,813,976	105,020,934
ORBDA (3)	244,767,950	266,730,922	24,201,161	46,730,285	43,104,575	38,303,329	(15,668,845)	(15,935,350)	296,404,841	335,829,186
Change %	(8.2)	-	(48.2)	-	12.5	-	-	-	(11.7)	-
% of Net sales	19.7	22.9	6.0	10.1	18.3	18.0	-	-	16.0	18.4

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
F-49
Sales information by geographic locatio
n

Net sales per geographical location	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Chile (1)	1,781,697,146	1,436,790,253	1,342,369,499
Argentina (2)	612,603,034	338,214,943	390,443,569
Uruguay	21,643,168	19,483,698	17,805,957
Paraguay	48,286,593	39,244,642	47,148,643
Bolivia	20,482,339	23,860,142	24,773,029
Foreign countries	703,015,134	420,803,425	480,171,198
Total	2,484,712,280	1,857,593,678	1,822,540,697
(1)	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.

Sales information by customer

	For the years ended as of December 31,
Net Sales	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Domestic sales	2,354,364,404	1,729,519,439	1,702,109,548
Exports sales	130,347,876	128,074,239	120,431,149
Total	2,484,712,280	1,857,593,678	1,822,540,697

Sales information by product category

Sales information by product category	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,713,348,191	1,249,738,114	1,206,288,857
Non-alcoholic business	728,440,268	572,856,972	583,258,201
Others (1)	42,923,821	34,998,592	32,993,639
Total	2,484,712,280	1,857,593,678	1,822,540,697
(1)	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Depreciation and amortization as per operating segments

Depreciation and amortization	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Chile operating segment	73,082,403	70,106,357	66,301,914
International Business operating segment	34,289,517	25,551,989	27,077,745
Wines operating segment	12,011,674	11,575,351	9,826,148
Others (1)	4,733,145	2,580,279	1,815,127
Total	124,116,739	109,813,976	105,020,934
(1)	I ncludes depreciation and amortization corresponding to the Corporate Support Units.
Cash flows Operating Segments

Cash flows Operating Segments	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Cash flows from (used in ) Operating activities	293,355,573	280,669,513	242,320,045
Chile operating segment	121,754,766	151,303,443	139,560,085
International business operating segment	101,401,629	46,144,420	3,885,657
Wines operating segment	19,545,855	30,806,504	37,196,293
Others (1) (*)	50,653,323	52,415,146	61,678,010

Cash flows from (used in ) Investing Activities	(178,992,533)	(140,545,147)	(144,185,726)
Chile operating segment	(40,365,451)	(127,007,063)	(125,009,624)
International business operating segment	(63,129,231)	(31,326,275)	(38,558,437)
Wines operating segment	(8,920,470)	(13,617,314)	(28,895,781)
Others (1) (*)	(66,577,381)	31,405,505	48,278,116

Cash flows from (used in ) Financing Activities	(233,643,855)	64,749,555	(199,420,161)
Chile operating segment	(107,692,241)	(32,340,146)	(14,458,606)
International business operating segment	(9,003,717)	8,883,672	25,039,794
Wines operating segment	(40,134,129)	23,435,811	439,231
Others (1) (*)	(76,813,768)	64,770,218	(210,440,580)

(1)	Others include Corporate Support Units, due to cash flows are managed by CCU.
(*) It
includes contribution to joint ventures. See
Note 8 - Cash and cash equivalents
.

Capital expenditures as per operating segments

Capital expenditures (property, plant and equipment and software additions)	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Chile operating segment	94,336,053	74,932,872	69,394,303
International Business operating segment	63,288,453	31,573,930	38,524,717
Wines operating segment	8,977,284	13,214,298	22,020,111
Others (1)	5,252,192	3,065,629	10,548,718
Total	171,853,982	122,786,729	140,487,849
(1)	Others include the capital investments corresponding to the Corporate Support Units.
Assets as per operating segment
s

Assets as per Operating segment	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Chile operating segment	1,586,202,143	1,473,645,561
International Business operating segment	637,642,711	428,447,375
Wines operating segment	442,524,176	425,591,825
Others (1)	180,381,607	197,651,771
Total	2,846,750,637	2,525,336,532
(1)	I ncludes assets corresponding to the Corporate Support Units.

Assets per geographic location

Assets per geographical location	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Chile (1)	2,162,818,404	2,065,140,158
Argentina (2)	557,983,133	353,431,002
Uruguay	27,854,154	23,678,290
Paraguay	60,700,994	48,742,190
Bolivia	37,393,952	34,344,892
Total	2,846,750,637	2,525,336,532
(1)
Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.

(2)	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.

Liabilities as per operating segments

Liabilities as per Operating segment	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Chile operating segment	737,711,189	599,712,023
International Business operating segment	269,896,961	174,963,952
Wines operating segment	172,223,909	175,772,540
Others (1)	241,403,275	166,069,342
Total	1,421,235,334	1,116,517,857

(1)	O thers include liabilities corresponding to the Corporate Support Units.
Operating Segment’s additional information

The Consolidated Statement of Income classified according to the Company’s operations management is as follows:

CONSOLIDATED STATEMENT OF INCOME	Notes	For the years ended December 31,
		2021	2020	2019
		ThCh$	ThCh$	ThCh$
Sales revenue external customers		2,441,788,459	1,822,595,086	1,789,547,058
Other income		42,923,821	34,998,592	32,993,639
Net sales		2,484,712,280	1,857,593,678	1,822,540,697
Change %		33.8	1.9	-
Cost of sales		(1,291,559,797)	(984,035,922)	(908,318,190)
% of Net sales		52.0	53.0	49.8
Gross margin		1,193,152,483	873,557,756	914,222,507
% of Net sales		48.0	47.0	50.2
MSD&A (1)		(882,177,381)	(704,790,245)	(704,571,238)
% of Net sales		35.5	37.9	38.7
Other operating income (expenses)		9,905,747	17,823,354	21,156,983
Adjusted operating result (2)		320,880,849	186,590,865	230,808,252
Change %		72.0	(19.2)	-
% of Net sales		12.9	10.0	12.7
Net financial expense	33	(21,396,824)	(25,262,920)	(14,602,562)
Equity and income of associates and joint ventures	16	226,026	(8,437,209)	(16,431,759)
Gains (losses) on exchange differences	33	(10,149,345)	2,551,823	(9,054,155)
Results as per adjustment units	33	2,529,298	(429,198)	(8,255,001)
Other gains (losses)	32	9,590,450	(11,410,085)	3,156,799
Income before taxes		301,680,454	143,603,276	185,621,574
Tax income (expense)	25	(82,629,773)	(35,408,420)	(39,975,914)
Net income		219,050,681	108,194,856	145,645,660
Non-controlling interests	29	19,887,950	12,042,584	15,503,968
Net income attributable to equity holders of the parent		199,162,731	96,152,272	130,141,692
Depreciation and amortization	30	124,116,739	109,813,976	105,020,934
ORBDA (3)		444,997,588	296,404,841	335,829,186
Change %		50.1	(11.7)	-
% of Net sales		17.9	16.0	18.4

See definition of (1), (2) and (3), in information as per Operating segment under this Note.
The following is a reconciliation of our Net income, the main comparable IFRS measure to Adjusted Operating Result for the years ended
December 31, 2021, 2020 and 2019
:

	For the years ended December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Net income	219,050,681	108,194,856	145,645,660
Add (Subtract):
Other gains (losses)	(9,590,450)	11,410,085	(3,156,799)
Finance income	(14,263,669)	(3,451,143)	(13,117,641)
Finance costs	35,660,493	28,714,063	27,720,203
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(226,026)	8,437,209	16,431,759
Gains (losses) on exchange differences	10,149,345	(2,551,823)	9,054,155
Result as per adjustment units	(2,529,298)	429,198	8,255,001
Income tax expense	82,629,773	35,408,420	39,975,914
Adjusted operating result	320,880,849	186,590,865	230,808,252
Depreciation and amortization	124,116,739	109,813,976	105,020,934
ORBDA	444,997,588	296,404,841	335,829,186

The following is a reconciliation of the consolidated amounts presented for MSD&A with the comparable amounts presented on the face of our consolidated statement o
f
 income:

	For the years ended December 31.
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(438,601,936)	(337,101,549)	(327,543,973)
Administrative expenses	(161,390,779)	(138,811,668)	(136,975,243)
Other expenses by function	(284,087,358)	(230,349,566)	(241,479,749)
Other expenses included in ´Other expenses by function´	1,902,692	1,472,538	1,427,727
Total MSD&A	(882,177,381)	(704,790,245)	(704,571,238)

Segment information by joint ventures and associates

The Administration of the Company review the financial situation and result of the all of their joint ventures and associated that is described in
Note 16 - Investments accounted for using equity method
.